Nature of Entity - Additional Information (Detail) - Segment	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segment	1	1	1